Maturity analysis for non-derivative financial liabilities and off balance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	₩ 396,725,283	₩ 367,738,041
Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	269,256,885	254,642,501
Trading liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,848,490
Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,423,499
Financial liabilities designated at FVTPL(IAS39)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		8,297,855
Financial liabilities designated at fair value through profit or loss (IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	8,535,800
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	30,002,199	27,812,741
Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	67,299,620	54,810,441
Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	20,207,280	20,326,013
Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	170,912,416	143,943,174
Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	4,413,874	3,267,707
Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	166,498,542	140,675,467
Less than 1 month | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	161,646,904	170,002,744
Less than 1 month | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	123,166,403	130,916,019
Less than 1 month | Trading liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,848,490
Less than 1 month | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,402,726
Less than 1 month | Financial liabilities designated at FVTPL(IAS39)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		303,065
Less than 1 month | Financial liabilities designated at fair value through profit or loss (IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	332,249
Less than 1 month | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	13,542,317	15,286,424
Less than 1 month | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,779,407	2,261,028
Less than 1 month | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	19,423,802	19,387,718
Less than 1 month | Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	170,912,416	143,943,174
Less than 1 month | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	4,413,874	3,267,707
Less than 1 month | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	166,498,542	140,675,467
1~3 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	33,376,854	28,354,071
1~3 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	24,736,962	21,725,284
1~3 months | Trading liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		0
1~3 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	193
1~3 months | Financial liabilities designated at FVTPL(IAS39)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		324,807
1~3 months | Financial liabilities designated at fair value through profit or loss (IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	303,996
1~3 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,879,693	2,543,847
1~3 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	5,433,266	3,717,185
1~3 months | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	22,744	42,948
1~3 months | Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
1~3 months | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
1~3 months | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
3~6 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	42,220,043	37,476,826
3~6 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	34,096,334	31,482,983
3~6 months | Trading liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		0
3~6 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	53
3~6 months | Financial liabilities designated at FVTPL(IAS39)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		548,868
3~6 months | Financial liabilities designated at fair value through profit or loss (IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	171,927
3~6 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,207,560	1,655,662
3~6 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	5,633,286	3,651,503
3~6 months | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	110,883	137,810
3~6 months | Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
3~6 months | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
3~6 months | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
6 months ~ 1 year | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	70,712,125	67,080,598
6 months ~ 1 year | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	56,060,670	52,440,287
6 months ~ 1 year | Trading liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		0
6 months ~ 1 year | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,403
6 months ~ 1 year | Financial liabilities designated at FVTPL(IAS39)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		916,388
6 months ~ 1 year | Financial liabilities designated at fair value through profit or loss (IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,061,443
6 months ~ 1 year | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,965,132	2,823,721
6 months ~ 1 year | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,468,221	10,565,098
6 months ~ 1 year | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	146,256	335,104
6 months ~ 1 year | Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
6 months ~ 1 year | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
6 months ~ 1 year | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
1~5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	76,860,079	55,657,014
1~5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	28,316,319	16,137,734
1~5 years | Trading liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		0
1~5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,124
1~5 years | Financial liabilities designated at FVTPL(IAS39)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		5,106,209
1~5 years | Financial liabilities designated at fair value through profit or loss (IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	5,552,824
1~5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	5,854,335	3,658,670
1~5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	36,694,200	30,391,156
1~5 years | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	432,277	363,245
1~5 years | Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
1~5 years | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
1~5 years | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
More than 5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	11,909,278	9,166,788
More than 5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,880,197	1,940,194
More than 5 years | Trading liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		0
More than 5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0
More than 5 years | Financial liabilities designated at FVTPL(IAS39)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,098,518
More than 5 years | Financial liabilities designated at fair value through profit or loss (IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,113,361
More than 5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,553,162	1,844,417
More than 5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	5,291,240	4,224,471
More than 5 years | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	71,318	59,188
More than 5 years | Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
More than 5 years | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	0	0
More than 5 years | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	₩ 0	₩ 0